Other Reserve	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Reserve [Abstract]
Other reserve
30. Other reserve

	Share premium	Other comprehensive income reserve		Other reserves	Total
(Euro thousands)		Cumulative translation adjustment	Re-measurement of defined benefit plans
Balance at January 1, 2021	70,161	6,650	(181)	4,568	81,198
Capital injection from shareholders	67,124	—	—	—	67,124
Employee share-based compensation	—	—	—	7,208	7,208
Capital contribution from non-controlling interests	—	—	—	566	566
Changes in ownership interest in a subsidiary without change of control	—	—	—	124	124
Currency translation differences	—	(6,355)	—	—	(6,355)
Actuarial reserve relating to employee benefit	—	—	(405)	—	(405)

Balance at January 1, 2022	137,285	295	(586)	12,466	149,460
Capital injection from shareholders	6,454	—	—	—	6,454
Employee share-based compensation	—	—	—	7,431	7,431
Changes in ownership interest in a subsidiary without change of control	—	—	—	(396)	(396)
Currency translation differences	—	(1,011)	—	—	(1,011)
Actuarial reserve relating to employee benefit	—	—	1,261	—	1,261
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs	599,762	—	—	—	599,762

Balance at December 31, 2022	743,501	(716)	675	19,501	762,961
Capital injection from shareholders	40,382	—	—	—	40,382
Employee share-based compensation	—	—	—	2,749	2,749
Changes in ownership interest in a subsidiary without change of control	—	—	—	(1,987)	(1,987)
Currency translation differences	—	3,333	—	—	3,333
Actuarial reserve relating to employee benefit	—	—	(761)	—	(761)

Balance at December 31, 2023	783,883	2,617	(86)	20,263	806,677

At December 31, 2022, other reserve amounted to
€
599.76 million was net of
€
601.33 million as a result of shares issued as part of the Reverse Recapitalization and transaction costs of
€
1.57 million.
Other comprehensive income reserve includes the following:

•	a translation reserve for the translation differences arising from the consolidation of subsidiaries with a functional currency different from the Euro;

•	gains and losses on the re-measurement of defined benefit plans for actuarial gains and losses arising during the period which are offset against the related net defined benefit liabilities;